SLM Private Credit Student Loan Trust 2006-A
Quarterly Servicing Report

Distribution Date	12/15/2006
Collection Period	09/01/2006 — 11/30/2006

SLM Funding LLC -	Depositor
Sallie Mae Inc. -	Servicer and Administrator
J.P. Morgan Chase Bank -	Indenture Trustee
Chase Bank USA, National Association -	Trustee
SLM Investment Corp. -	Excess Distribution Certificateholder

I. 2006-A Deal Parameters

		08/31/2006	Activity	11/30/2006
A	Student Loan Portfolio Characteristics
i	Portfolio Balance	1,889,153,205.13	$830,325.81	$1,889,983,530.94
ii	Interest to be Capitalized	138,918,680.89		146,206,705.70

iii	Total Pool	$2,028,071,886.02		$2,036,190,236.64
iv	Cash Capitalization Account (CI)	253,225,636.26		253,225,636.26

v	Asset Balance	$2,281,297,522.28		$2,289,415,872.90

i	Weighted Average Coupon (WAC)	10.188%		10.228%
ii	Weighted Average Remaining Term	197.99		196.18
iii	Number of Loans	196,650		193,900
iv	Number of Borrowers	162,652		160,516
v	Prime Loans Outstanding — Monthly Reset	$1,842,406,488.50		$1,852,112,003.02
vi	Prime Loans Outstanding — Quarterly/Annual Reset	$159,068,230.19		$157,387,944.55
vii	T-bill Loans Outstanding	$25,960,641.73		$25,648,285.56
viii	Fixed Loans Outstanding	$636,525.60		$1,042,003.51
vix	Pool Factor	1.010730125		1.014776067

					% of		% of
		Cusips	Spread	Balance 09/15/2006	O/S Securities *	Balance 12/15/2006	O/S Securities *

B	Notes
i	A-1 Notes	78443C CE 2	0.020%	$426,140,090.30	19.057%	$426,140,090.30	19.057%
ii	A-2 Notes	78443C CF 9	0.080%	207,000,000.00	9.257%	207,000,000.00	9.257%
iii	A-3 Notes	78443C CG 7	0.140%	355,000,000.00	15.875%	355,000,000.00	15.875%
iv	A-4 Notes	78443C CJ 1	0.190%	373,267,000.00	16.692%	373,267,000.00	16.692%
v	A-5 Notes	78443C CL 6	0.290%	700,000,000.00	31.303%	700,000,000.00	31.303%
vi	B Notes	78443C CM 4	0.300%	73,297,000.00	3.278%	73,297,000.00	3.278%
vii	C Notes	78443C CN 2	0.500%	101,488,000.00	4.538%	101,488,000.00	4.538%

viii	Total Notes			$2,236,192,090.30	100.000%	$2,236,192,090.30	100.000%

		09/15/2006	12/15/2006
C
i	Specified Reserve Account Balance ($)	$5,000,679.00	$5,000,679.00
ii	Reserve Account Balance ($)	$5,000,679.00	$5,000,679.00
iii	Cash Capitalization Acct Balance ($)	$253,225,636.26	$253,225,636.26

iv	Initial Asset Balance	$2,255,271,599.00	$2,255,271,599.00
v	Specified Overcollateralization Amount	$45,105,431.98	$45,105,431.98
vi	Actual Overcollateralization Amount	$45,105,431.98	$53,223,782.60

vii	Has the Stepdown Date Occurred? **	No	No

*	Percentages may not total 100% due to rounding

**	The Stepdown Date is the earlier of the distribution date following the reduction of the Class A Notes to zero and June 15, 2011. At the Stepdown Date, principal payments made on the Class B and Class C Notes may begin to be paid pro-rata with the Class A Notes.
See the prospectus for complete information concerning the Stepdown Date

II. 2006-A	Transactions from:

			09/01/2006	through:	11/30/2006
A	Student Loan Principal Activity
	i	Principal Payments Received			$33,531,267.22
	ii	Purchases by Servicer (Delinquencies >180)			0.00
	iii	Other Servicer Reimbursements			866.77
	iv	Other Principal Reimbursements			45,363.91

	v	Total Principal Collections			$33,577,497.90

B	Student Loan Non-Cash Principal Activity
	i	Realized Losses/Loans Charged Off			$466,883.69
	ii	Capitalized Interest			(29,808,562.33)
	iii	Capitalized Insurance Fee			(5,069,857.72)
	iv	Other Adjustments			3,712.65

	v	Total Non-Cash Principal Activity			$(34,407,823.71)

C	Total Student Loan Principal Activity				$(830,325.81)

D	Student Loan Interest Activity
	i	Interest Payments Received			$9,522,385.15
	ii	Purchases by Servicer (Delinquencies >180)			0.00
	iii	Other Servicer Reimbursements			3.50
	iv	Other Interest Reimbursements			468.12
	v	Late Fees			94,771.37
	vi	Collection Fees/Return Items			0.00

	vii	Total Interest Collections			$9,617,628.14

E	Student Loan Non-Cash Interest Activity
	i	Realized Losses/Loans Charged Off			$34,640.57
	ii	Capitalized Interest			29,808,562.33
	iii	Other Interest Adjustments			(338.09)

	iv	Total Non-Cash Interest Adjustments			$29,842,864.81

F	Total Student Loan Interest Activity				$39,460,492.95

III. 2006-A	Collection Account Activity

		09/01/2006	through:	11/30/2006
A	Principal Collections
	i	Principal Payments Received		$19,107,554.44
	ii	Consolidation Principal Payments		14,423,712.78
	iii	Purchases by Servicer (Delinquencies >180)		0.00
	iv	Reimbursements by Seller		7,370.00
	v	Reimbursements by Servicer		866.77
	vi	Other Re-purchased Principal		37,993.91

	vii	Total Principal Collections		$33,577,497.90

B	Interest Collections
	i	Interest Payments Received		$8,894,748.13
	ii	Consolidation Interest Payments		627,637.02
	iii	Purchases by Servicer (Delinquencies >180)		0.00
	iv	Reimbursements by Seller		0.00
	v	Reimbursements by Servicer		3.50
	vi	Other Re-purchased Interest		468.12
	vii	Collection Fees/Return Items		0.00
	viii	Late Fees		94,771.37

	ix	Total Interest Collections		$9,617,628.14

C	Recoveries on Realized Losses			$1,122.05

D	Funds Borrowed from Next Collection Period			$0.00

E	Funds Repaid from Prior Collection Periods			$(991,827.51)

F	Investment Income			$3,627,805.36

G	Borrower Incentive Reimbursements			$20,563.14

H	Gross Swap Receipt (Monthly Reset)			$25,102,276.63

I	Gross Swap Receipt (Quarterly Reset)			$2,167,260.45

J	Other Deposits			$185,440.75

	TOTAL FUNDS RECEIVED			$73,307,766.91

	LESS FUNDS PREVIOUSLY REMITTED:
		Servicing Fees to the Servicer		$(2,201,852.56)

	AVAILABLE FUNDS PRIOR TO RELEASE FROM CASH CAPITALIZATION ACCOUNT			$71,105,914.35

K	Amount Released from Cash Capitalizaton Account			$0.00

L	AVAILABLE FUNDS			$71,105,914.35

M	Servicing Fees Due for Current Period			$1,096,236.61

N	Carryover Servicing Fees Due			$0.00

O	Administration Fees Due			$20,000.00

P	Total Fees Due for Period			$1,116,236.61

IV. 2006-A Loss and Recovery Detail

			% of
			Original Pool	08/31/2006	11/30/2006
A	i	Cumulative Realized Losses Test

		April 6, 2006 to June 15, 2011	15%	$300,040,739.92	$300,040,739.92
		September 15, 2011 to June 16, 2014	18%
		September 15, 2014 and thereafter	20%

	ii	Cumulative Realized Losses (Net of Recoveries)		$296,595.39	$762,357.03

	iii	Is Test Satisfied (ii < i)?		Yes	Yes

B	i	Recoveries on Realized Losses This Collection Period

	ii	Principal Cash Recovered During Collection Period		$3,231.41	$784.91
	iii	Interest Cash Recovered During Collection Period		$107.00	$212.14
	iv	Late Fees and Collection Costs Recovered During Collection Period		$15.00	$125.00

	v	Total Recoveries for Period		$3,353.41	$1,122.05

C	i	Gross Defaults:
	ii	Cumulative Principal Charge Offs plus Principal Purchases by Servicer		$299,948.80	$766,832.49
	iii	Cumulative Interest Charge Offs plus Interest Purchases by Servicer		21,047.51	55,688.08

	iv	Total Gross Defaults:		$320,996.31	$822,520.57

V. 2006-A Portfolio Characteristics

	Weighted Avg Coupon		# of Loans		%*		Principal Amount		%*
STATUS	08/31/2006	11/30/2006	08/31/2006	11/30/2006	08/31/2006	11/30/2006	08/31/2006	11/30/2006	08/31/2006	11/30/2006
INTERIM:

In School	10.302%	10.307%	114,486	107,950	58.218%	55.673%	$1,130,060,993.00	$1,065,163,625.08	59.818%	56.358%

Grace	10.129%	10.154%	36,602	16,614	18.613%	8.568%	366,851,497.13	176,876,870.90	19.419%	9.359%

Deferment	9.971%	10.253%	3,519	6,140	1.789%	3.167%	29,276,007.64	50,190,393.03	1.550%	2.656%

TOTAL INTERIM	10.254%	10.284%	154,607	130,704	78.620%	67.408%	$1,526,188,497.77	$1,292,230,889.01	80.787%	68.373%

REPAYMENT
Active
Current	9.716%	9.970%	33,830	54,305	17.203%	28.007%	$284,381,040.80	$508,849,797.71	15.053%	26.924%
31-60 Days Delinquent	10.752%	10.810%	1,835	1,195	0.933%	0.616%	13,956,756.24	10,069,983.96	0.739%	0.533%
61-90 Days Delinquent	11.535%	11.626%	495	414	0.252%	0.214%	3,567,010.36	3,132,103.75	0.189%	0.166%
91-120 Days Delinquent	11.332%	11.429%	175	153	0.089%	0.079%	1,559,185.03	1,168,525.90	0.083%	0.062%
121-150 Days Delinquent	11.736%	11.710%	103	333	0.052%	0.172%	836,934.48	2,309,206.21	0.044%	0.122%
151-180 Days Delinquent	9.429%	12.595%	25	15	0.013%	0.008%	311,244.87	106,620.10	0.016%	0.006%
> 180 Days Delinquent	8.778%	9.805%	4	9	0.002%	0.005%	9,244.98	106,771.42	0.000%	0.006%

Forbearance	10.492%	10.712%	5,576	6,772	2.835%	3.493%	58,343,290.60	72,009,632.88	3.088%	3.810%

TOTAL REPAYMENT	9.910%	10.093%	42,043	63,196	21.380%	32.592%	$362,964,707.36	$597,752,641.93	19.213%	31.627%

GRAND TOTAL	10.188%	10.228%	196,650	193,900	100.000%	100.000%	$1,889,153,205.13	$1,889,983,530.94	100.000%	100.000%

*	Percentages may not total 100% due to rounding

VI. 2006-A Portfolio Characteristics by Loan Program

	WAC	# Loans	$ Amount	%
LOAN PROGRAM
-Signature Loans	10.398%	177,604	$1,647,476,924.82	87.169%
-Law Loans	9.702%	8,337	111,260,038.24	5.887%
-Med Loans	8.544%	3,843	39,349,988.36	2.082%
-MBA Loans	8.492%	4,116	91,896,579.52	4.862%

- Total	10.228%	193,900	$1,889,983,530.94	100.000%

*	Percentages may not total 100% due to rounding

VII. 2006-A Interest Rate Swap Calculations

			Deutsche Bank AG, NY				Deutsche Bank AG, NY
			Monthly Reset				Quarterly Reset
Swap Payments
i	Notional Swap Amount		$1,842,406,489	i	Notional Swap Amount		$159,068,230
	- Aggregate Prime Loans Outstanding				- Aggregate Prime Loans Outstanding
Counterparty Pays:				Counterparty Pays:
ii	3 Month LIBOR		5.39000%	ii	3 Month LIBOR		5.39000%
iii	Days in Period	09/15/2006 - 12/15/2006	91	iii	Days in Period	09/15/2006 - 12/15/2006	91

iv	Gross Swap Receipt Due Trust		$25,102,276.63	iv	Gross Swap Receipt Due Trust		$2,167,260.45

SLM Private Credit Trust Pays:				SLM Private Credit Trust Pays:
v	Prime Rate (WSJ) *		8.25000%	v	Prime Rate (WSJ)		8.25000%
vi	Less: Spread		2.72000%	vi	Less: Spread		2.70000%

vii	Net Payable Rate		5.53000%	vii	Net Payable Rate		5.55000%
viii	Days in Period	09/15/2006 - 12/15/2006	91	viii	Days in Period	09/15/2006 - 12/15/2006	91

ix	Gross Swap Payment Due Counterparty		$25,401,485.40	ix	Gross Swap Payment Due Counterparty		$2,201,024.92

*	Prime Rate Resets for Monthly Reset Swap

Determination	Period	# Days
Date	Effective	In Period	Rate
08/31/2006	09/15/2006 - 10/14/2006	30	8.250%
09/28/2006	10/15/2006 - 11/14/2006	31	8.250%
10/30/2006	11/15/2006 12/14/2006	30	8.250%

VIII. 2006-A Accrued Interest Factors

		Accrued		Record Date
		Interest Factor	Accrual Period	(Days Prior to Distribution Date)	Rate *	Index
A	Class A-1 Interest Rate	0.013675278	09/15/2006 - 12/15/2006	1 NY Business Day	5.41000%	LIBOR

B	Class A-2 Interest Rate	0.013826944	09/15/2006 - 12/15/2006	1 NY Business Day	5.47000%	LIBOR

C	Class A-3 Interest Rate	0.013978611	09/15/2006 - 12/15/2006	1 NY Business Day	5.53000%	LIBOR

D	Class A-4 Interest Rate	0.014105000	09/15/2006 - 12/15/2006	1 NY Business Day	5.58000%	LIBOR

E	Class A-5 Interest Rate	0.014357778	09/15/2006 - 12/15/2006	1 NY Business Day	5.68000%	LIBOR

F	Class B Interest Rate	0.014383056	09/15/2006 - 12/15/2006	1 NY Business Day	5.69000%	LIBOR

G	Class C Interest Rate	0.014888611	09/15/2006 - 12/15/2006	1 NY Business Day	5.89000%	LIBOR

*	Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see http://www.salliemae.com/salliemae/investor/slmtrust/extracts/abrate.txt .

IX. 2006-A Inputs From Prior Period 08/31/2006

A	Total Student Loan Pool Outstanding
	i	Portfolio Balance		$1,889,153,205.13
	ii	Interest To Be Capitalized		138,918,680.89

	iii	Total Pool		$2,028,071,886.02
	iv	Cash Capitalization Account (CI)		253,225,636.26

	v	Asset Balance		$2,281,297,522.28

B	Total Note Factor			0.996497448
C	Total Note Balance			$2,236,192,090.30

D	Note Balance 09/15/2006		Class A-1	Class A-2	Class A-3	Class A-4	Class A-5	Class B	Class C
	i	Current Factor	0.981889609	1.000000000	1.000000000	1.000000000	1.000000000	1.000000000	1.000000000
	ii	Expected Note Balance	$426,140,090.30	$207,000,000.00	$355,000,000.00	$373,267,000.00	$700,000,000.00	$73,297,000.00	$101,488,000.00
	iii	Interest Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
	iv	Interest Carryover	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

E	Unpaid Primary Servicing Fees from Prior Month(s)			$0.00
F	Unpaid Administration fees from Prior Quarter(s)			$0.00
G	Unpaid Carryover Servicing Fees from Prior Quarter(s)			$0.00

X. 2006-A Note Parity Triggers

		Class A	Class B	Class C
Notes Outstanding	9/15/06	$2,061,407,090	$2,134,704,090	$2,236,192,090
Asset Balance, prior *	8/31/06	$2,281,297,522	$2,281,297,522	$2,281,297,522

Pool Balance, current	11/30/06	$2,036,190,237	$2,036,190,237	$2,036,190,237
Amounts on Deposit **	12/15/06	266,645,260	265,591,025	264,080,009
Total		$2,302,835,496	$2,301,781,261	$2,300,270,246

Are the Notes in Excess of the Asset Balance?		No	No	No
Are the Notes in Excess of the Pool + Amounts on Deposit?		No	No	No

Are the Notes Parity Triggers in Effect?		No	No	No

Class A Enhancement		$219,890,431.98
Specified Class A Enhancement		$343,412,380.94	The greater of 15.0% of the Asset Balance or the Specified Overcollateralization Amount

Class B Enhancement		$146,593,431.98
Specified Class B Enhancement		$231,803,357.13	The greater of 10.125% of the Asset Balance or the Specified Overcollateralization Amount

Class C Enhancement		$45,105,431.98
Specified Class C Enhancement		$68,682,476.19	The greater of 3.0% of the Asset Balance or the Specified Overcollateralization Amount

*	For the initial distribution date, the initial Asset Balance as defined on page S-58 of the prospectus supplement

**	Amounts on Deposit in Trust Accounts for the Collection Period after Payment of Section XIII Items B through E for the Class A; Items B through G for the Class B; and Items B through I for the Class
XI. 2006-A Cash Capitalization Account Triggers

Cash Capitalization Account Balance as of Collection End Date	11/30/2006	$253,225,636.26
Less: Excess of Trust fees & Note interest due over Available Funds	12/15/2006	$0.00
Cash Capitalization Account Balance (CI)*		$253,225,636.26

A March 17, 2008 — December 15, 2008
i 5.50% of initial Asset Balance (incl. Collection Acct Initial Deposit		$124,166,437.95
ii Excess, CI over 5.50% of initial Asset Balance (incl. Collection Acct Initial Deposit)		$129,059,198.32
iii Release A(ii) excess to Collection Account?**	12/15/2006	DO NOT RELEASE

B March 16, 2009 — December 15, 2009
i 3.50% of initial Asset Balance (incl. Collection Acct Initial Deposit		$79,015,005.97
ii Excess, CI over 3.50% of initial Asset Balance (incl. Collection Acct Initial Deposit)		$174,210,630.29
iii Release B(ii) excess to Collection Account?**	12/15/2006	DO NOT RELEASE

C March 15, 2010 — September 15, 2010
i 1.50% of initial Asset Balance (incl. Collection Acct Initial Deposit)		$33,863,573.99
ii Excess, CI over 1.50% of initial Asset Balance (incl. Collection Acct Initial Deposit)		$219,362,062.27
iii Release C(ii) excess to Collection Account?**	12/15/2006	DO NOT RELEASE

Release from Cash Capitalization Account (R)*	12/15/2006	$0.00

*	as defined under “Asset Balance” on page S-58 of the prospectus supplement

**	determined based on a comparison of pool balances to notes outstanding and CI, along with certain loan portfolio characteristics, as outlined on pages S-37 through S-39 of the prospectus supplement

XII. 2006-A Principal Distribution Calculations

A	Priority Principal Payments (If Note Parity Triggers are not in effect, go to Regular Principal Distribution below):
	i	Is the Class A Note Parity Trigger in Effect?		No
	ii	Aggregate A Notes Outstanding	09/15/2006	$2,061,407,090.30
	iii	Asset Balance	11/30/2006	$2,289,415,872.90

	iv	First Priority Principal Distribution Amount	12/15/2006	$—

	v	Is the Class B Note Parity Trigger in Effect?		No
	vi	Aggregate A and B Notes Outstanding	09/15/2006	$2,134,704,090.30
	vii	Asset Balance	11/30/2006	$2,289,415,872.90
	viii	First Priority Principal Distribution Amount	12/15/2006	$—

	ix	Second Priority Principal Distribution Amount	12/15/2006	$—

	x	Is the Class C Note Parity Trigger in Effect?		No
	xi	Aggregate A, B and C Notes Outstanding	09/15/2006	$2,236,192,090.30
	xii	Asset Balance	11/30/2006	$2,289,415,872.90
	xiii	First Priority Principal Distribution Amount	12/15/2006	$—
	xiv	Second Priority Principal Distribution Amount	12/15/2006	$—

	xv	Third Priority Principal Distribution Amount	12/15/2006	$—

B	Regular Principal Distribution
	i	Aggregate Notes Outstanding	09/15/2006	$2,236,192,090.30
	ii	Asset Balance	11/30/2006	$2,289,415,872.90
	iii	Specified Overcollateralization Amount	12/15/2006	$45,105,431.98
	iv	First Priority Principal Distribution Amount	12/15/2006	$—
	v	Second Priority Principal Distribution Amount	12/15/2006	$—
	vi	Third Priority Principal Distribution Amount	12/15/2006	$—
	vii	Regular Principal Distribution Amount		$—

C	Class A Noteholders’ Principal Distribution Amounts
	i	Has the Stepdown Date Occurred?		No
	ii	Aggregate Class A Notes Outstanding	09/15/2006	$2,061,407,090.30
	iii	Asset Balance	11/30/2006	$2,289,415,872.90
	iv	85% of Asset Balance	11/30/2006	$1,946,003,491.97
	v	Specified Overcollateralization Amount	12/15/2006	$45,105,431.98
	vi	Lesser of (iii) and (ii — iv)		$1,946,003,491.97
	vii	Class A Noteholders’ Principal Distribution Amt — Before the Stepdown Date		$—
	viii	Class A Noteholders’ Principal Distribution Amt — After the Stepdown Date		$—
	ix	Actual Principal Distribution Amount paid		$—
	x	Shortfall		$—

D	Class B Noteholders’ Principal Distribution Amounts
	i	Has the Stepdown Date Occurred?		No
	ii	Aggregate Class B Notes Outstanding	09/15/2006	$73,297,000.00
	iii	Asset Balance	11/30/2006	$2,289,415,872.90
	iv	89.875% of Asset Balance	11/30/2006	$2,057,612,515.77
	v	Specified Overcollateralization Amount	12/15/2006	$45,105,431.98
	vi	Lesser of (iii) and (ii — iv)		$2,057,612,515.77
	vii	Class B Noteholders’ Principal Distribution Amt — Before the Stepdown Date		$—
	viii	Class B Noteholders’ Principal Distribution Amt — After the Stepdown Date		$—

E	Class C Noteholders’ Principal Distribution Amounts
	i	Has the Stepdown Date Occurred?		No
	ii	Aggregate Class C Notes Outstanding	09/15/2006	$101,488,000.00
	iii	Asset Balance	11/30/2006	$2,289,415,872.90
	iv	97% of Asset Balance	11/30/2006	$2,220,733,396.71
	v	Specified Overcollateralization Amount	12/15/2006	$45,105,431.98
	vi	Lesser of (iii) and (ii — iv)		$2,220,733,396.71
	vii	Class C Noteholders’ Principal Distribution Amt — Before the Stepdown Date		$—
	viii	Class C Noteholders’ Principal Distribution Amt — After the Stepdown Date		$—

XIII. 2006-A Waterfall for Distributions

		Remaining
		Funds Balance
A Total Available Funds ( Sections III-L)	$71,105,914.35	$71,105,914.35

B Primary Servicing Fees-Current Month plus any Unpaid	$1,096,236.61	$70,009,677.74

C Quarterly Administration Fee plus any Unpaid	$20,000.00	$69,989,677.74

D i Gross Swap Payment due (Monthly Reset)	$25,401,485.40	$44,588,192.34
ii Gross Swap Payment due (Quarterly Reset)	$2,201,024.92	$42,387,167.42

E i Class A-1 Noteholders’ Interest Distribution Amount	$5,827,584.11	$36,559,583.31
ii Class A-2 Noteholders’ Interest Distribution Amount	$2,862,177.50	$33,697,405.81
iii Class A-3 Noteholders’ Interest Distribution Amount	$4,962,406.94	$28,734,998.87
iv Class A-4 Noteholders’ Interest Distribution Amount	$5,264,931.04	$23,470,067.83
v Class A-5 Noteholders’ Interest Distribution Amount	$10,050,444.44	$13,419,623.39
vi Swap Termination Fees	$0.00	$13,419,623.39

F First Priority Principal Distribution Amount — Principal Distribution Account	$0.00	$13,419,623.39

G Class B Noteholders’ Interest Distribuition Amount	$1,054,234.82	$12,365,388.57

H Second Priority Principal Distribution Amount — Principal Distribution Account	$0.00	$12,365,388.57

I Class C Noteholders’ Interest Distribuition Amount	$1,511,015.36	$10,854,373.21

J Third Priority Principal Distribution Amount — Principal Distribution Account	$0.00	$10,854,373.21

K Increase to the Specified Reserve Account Balance	$0.00	$10,854,373.21

L Regular Principal Distribution Amount — Principal Distribution Account	$0.00	$10,854,373.21

M Carryover Servicing Fees	$0.00	$10,854,373.21

N Swap Termination Payments	$0.00	$10,854,373.21

O Additional Principal Distribution Amount — Principal Distribution Account	$0.00	$10,854,373.21

P Remaining Funds to the Certificateholders	$10,854,373.21	$0.00
XIV. 2006-A Principal Distribution Account Allocations

		Remaining
		Funds Balance
A Total from Collection Account	$0.00	$0.00

B i Class A-1 Principal Distribution Amount Paid	$0.00	$0.00
ii Class A-2 Principal Distribution Amount Paid	$0.00	$0.00
iii Class A-3 Principal Distribution Amount Paid	$0.00	$0.00
iv Class A-4 Principal Distribution Amount Paid	$0.00	$0.00
v Class A-5 Principal Distribution Amount Paid	$0.00	$0.00

C Class B Principal Distribution Amount Paid	$0.00	$0.00

D Class C Principal Distribution Amount Paid	$0.00	$0.00

E Remaining Class C Principal Distribution Amount Paid	$0.00	$0.00

F Remaining Class B Principal Distribution Amount Paid	$0.00	$0.00

G i Remaining Class A-1 Principal Distribution Amount Paid	$0.00	$0.00
ii Remaining Class A-2 Principal Distribution Amount Paid	$0.00	$0.00
iii Remaining Class A-3 Principal Distribution Amount Paid	$0.00	$0.00
iv Remaining Class A-4 Principal Distribution Amount Paid	$0.00	$0.00
v Remaining Class A-5 Principal Distribution Amount Paid	$0.00	$0.00

XV. 2006-A Distributions

			Class A-1	Class A-2	Class A-3	Class A-4	Class A-5	Class B	Class C
A		Distribution Amounts
	i	Quarterly Interest Due	$5,827,584.11	$2,862,177.50	$4,962,406.94	$5,264,931.04	$10,050,444.44	$1,054,234.82	$1,511,015.36
	ii	Quarterly Interest Paid	5,827,584.11	2,862,177.50	4,962,406.94	5,264,931.04	10,050,444.44	1,054,234.82	1,511,015.36
	iii	Interest Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

	iv	Interest Carryover Due	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
	v	Interest Carryover Paid	0.00	0.00	0.00	0.00	0.00	0.00	0.00
	vi	Interest Carryover	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

	vii	Quarterly Principal Distribution Amount	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
	viii	Quarterly Principal Paid	0.00	0.00	0.00	0.00	0.00	0.00	0.00
	ix	Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

	x	Total Distribution Amount	$5,827,584.11	$2,862,177.50	$4,962,406.94	$5,264,931.04	$10,050,444.44	$1,054,234.82	$1,511,015.36

				09/15/2006	Paydown Factors	12/15/2006
B		Note Balances
	i	A-1 Note Balance	78443C CE 2	$426,140,090.30		$426,140,090.30
		A-1 Note Pool Factor		0.981889609	0.000000000	0.981889609

	ii	A-2 Note Balance	78443C CF 9	$207,000,000.00		$207,000,000.00
		A-2 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iii	A-3 Note Balance	78443C CG 7	$355,000,000.00		$355,000,000.00
		A-3 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iv	A-4 Note Balance	78443C CJ 1	$373,267,000.00		$373,267,000.00
		A-4 Note Pool Factor		1.000000000	0.000000000	1.000000000

	v	A-5 Note Balance		$700,000,000.00		$700,000,000.00
		A-5 Note Pool Factor		1.000000000	0.000000000	1.000000000

	vi	B Note Balance	78443C CM 4	$73,297,000.00		$73,297,000.00
		B Note Pool Factor		1.000000000	0.000000000	1.000000000

	vii	C Note Balance	78443C CN 2	$101,488,000.00		$101,488,000.00
		C Note Pool Factor		1.000000000	0.000000000	1.000000000

XVI. 2006-A Historical Pool Information

	09/01/2006 - 11/30/2006	06/01/2006 - 08/31/2006	04/06/2006-05/31/2006

Beginning Student Loan Portfolio Balance	$1,889,153,205.13	$1,905,341,624.61	$1,915,769,160.37

Student Loan Principal Activity
i Principal Payments Received	$33,531,267.22	$29,727,590.13	$13,197,497.43
ii Purchases by Servicer (Delinquencies >180)	0.00	0.00	0.00
iii Other Servicer Reimbursements	866.77	22.69	163.38
iv Seller Reimbursements	45,363.91	54,584.51	16,091.47

v Total Principal Collections	$33,577,497.90	$29,782,197.33	$13,213,752.28
Student Loan Non-Cash Principal Activity
i Realized Losses/Loans Charged Off	$466,883.69	$224,810.46	$75,138.34
ii Capitalized Interest	(29,808,562.33)	(11,651,967.15)	(2,645,361.09)
iii Capitalized Insurance Fee	$(5,069,857.72)	$(2,178,926.25)	$(217,553.10)
iv Other Adjustments	3,712.65	12,305.09	1,559.33

v Total Non-Cash Principal Activity	$(34,407,823.71)	$(13,593,777.85)	$(2,786,216.52)

(-) Total Student Loan Principal Activity	$(830,325.81)	$16,188,419.48	$10,427,535.76

Student Loan Interest Activity
i Interest Payments Received	$9,522,385.15	$8,015,826.94	$4,254,821.45
ii Repurchases by Servicer (Delinquencies >180)	0.00	0.00	0.00
iii Other Servicer Reimbursements	3.50	0.01	1.19
iv Seller Reimbursements	468.12	4,690.75	839.67
v Late Fees	94,771.37	78,968.10	31,849.87
vi Collection Fees	0.00	0.00	0.00

viii Total Interest Collections	$9,617,628.14	$8,099,485.80	$4,287,512.18
Student Loan Non-Cash Interest Activity
i Realized Losses/Loans Charged Off	$34,640.57	$16,658.25	$4,389.26

ii Capitalized Interest	29,808,562.33	11,651,967.15	2,645,361.09
iii Other Interest Adjustments	(338.09)	2.52	372.16

iv Total Non-Cash Interest Adjustments	$29,842,864.81	$11,668,627.92	$2,650,122.51

v Total Student Loan Interest Activity	$39,460,492.95	$19,768,113.72	$6,937,634.69

(=) Ending Student Loan Portfolio Balance	$1,889,983,530.94	$1,889,153,205.13	$1,905,341,624.61

(+) Interest to be Capitalized	$146,206,705.70	$138,918,680.89	$111,734,205.45

(=) TOTAL POOL	$2,036,190,236.64	$2,028,071,886.02	$2,017,075,830.06

(+) Cash Capitalization Account Balance (CI)	$253,225,636.26	$253,225,636.26	$253,225,636.26

(=) Asset Balance	$2,289,415,872.90	$2,281,297,522.28	$2,270,301,466.32

XVII. 2006-A	Payment History and CPRs

Distribution	Actual	Since Issued
Date	Pool Balances	CPR *
Jun-06	$2,017,075,830	4.15%
Sep-06	$2,028,071,886	4.61%
Dec-06	$2,036,190,237	4.88%

*	Constant Prepayment Rate. Since Issued CPR is based on the current period’s ending pool balance calculated against the period’s projected pool balance as determined at the trust’s statistical cutoff date.